Offerings - Offering: 1	Sep. 25, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	46,153,846
Proposed Maximum Offering Price per Unit | $ / shares	3.17
Maximum Aggregate Offering Price	$ 146,307,692
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,399.70
Offering Note

(1)	Represents 46,153,846 shares of common stock that are issuable pursuant to a purchase agreement with the selling stockholder named herein. Pursuant to Rule 416 under the Securities Act, as amended, the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)	Based on the average of the high and low prices for a share of common stock as reported on Nasdaq on September 22, 2025, which date is a date within five business days of the filing of the registration statement filed by the registrant for the registration of the securities listed in the table above.